SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9 – SUBSEQUENT EVENTS

On July 25, 2013, the Company granted an aggregate of 67,307 five-year options to purchase shares of common stock to four consultants who are employees of IP Nav. Such options shall vest 33% on the first year anniversary, 33% on the 2nd year anniversary and 34% on the third year anniversary. The exercise price was based on the $6.85 closing price of the Company’s common stock on the date of grant.

On July 18, 2013, the Company filed a certificate of amendment to the Company’s Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a reverse stock split of the issued and outstanding common stock, par value $0.0001 per share on a one (1) for thirteen (13) basis (the “Reverse Split”). The Reverse Split became effective with the FINRA at the open of business on July 22, 2013. As a result of the Reverse Stock Split, every thirteen shares of the pre-reverse split common stock will be combined and reclassified into one share of the Company’s common stock. No fractional shares of common stock will be issued as a result of the Reverse Split. Stockholders who otherwise would be entitled to a fractional share shall receive the next highest number of whole shares.

On July 25, 2013, the Company granted 4,380 shares of common stock for legal services rendered. In connection with this transaction, the Company valued the shares at the fair market value on the date of grant at $6.85 per share or $30,000.

In August 2013, the Company sold an aggregate of 153,846 post-split (2,000,000 pre-split) units representing gross proceeds to the Company of $800,000 to certain accredited investors pursuant to a securities purchase agreement. Each unit was subscribed for a purchase price of $5.20 post-split ($0.40 pre-split) per unit and consists of: (i) one share of the Company’s common stock (153,846 post-split common stock) and (ii) a three (3) year warrant to purchase half a share of the common stock (76,923 post-split warrants) at an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment upon the occurrence of certain events such as stock splits and stock dividends and similar events.

On July 29, 2013, the Company converted legal fees of $29,620 into 5,696 units. Each unit was subscribed for a purchase price of $5.20 post-split ($0.40 pre-split) per unit and consists of: (i) one share of the Company’s common stock 5,696 post-split common stock) and (ii) a three (3) year warrant to purchase half a share of the common stock  (2,848 post-split warrants) at an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment upon the occurrence of certain events such as stock splits and stock dividends and similar events.

On July 30, 2013, the Company issued 1,923 shares of common stock to a consultant in connection with the consulting agreement dated April 17, 2013. In connection with this transaction, the Company valued the shares at the fair market value on the date of grant at $7.00 per share.

NOTE 11 – SUBSEQUENT EVENTS

On January 28, 2013, the Company entered into an employment agreement with John Stetson, the Company’s Chief Financial Officer and Secretary (the “Stetson Employment Agreement”) whereby Mr. Stetson agreed to serve as the Company's Chief Financial Officer for a period of one year, subject to renewal, in consideration for an annual salary of $75,000  Additionally,  Mr. Stetson shall be eligible for an annual bonus if the Company meets certain criteria, as established by the Board of Directors, subject to standard “claw-back rights” in the event of any restatement of any prior period earnings or other results as from which any annual bonus shall have been determined.  As further consideration for his services, Mr. Stetson shall receive a ten year option award to purchase an aggregate of 500,000 shares of the Company’s common stock with an exercise price of $0.50 per share, subject to adjustment, which shall vest in three (3) equal annual installments on the beginning on the first annual anniversary of the date of the Stetson Employment Agreement, provided Mr. Stetson is still employed by the Company. In the event of Mr. Stetson’s termination prior to the expiration of his employment term under his employment agreement, unless he is terminated for Cause (as defined in the Stetson Employment Agreement), or in the event Mr. Stetson resigns without Good Reason (as defined in the Stetson Employment Agreement), the Company shall pay to him a lump sum in an amount equal to the sum of his (i) base salary for the prior 12 months plus (ii) his annual bonus amount during the prior 12 months.

On February 15, 2013, the Company filed the Certificate with the Secretary of State of the State of Nevada in order to effectuate the Name Change to Marathon Patent Group, Inc. (see Note 1). The Name Change will be effective for the principal market for the Shares, the Over-the-Counter Bulletin Board, upon approval by the Financial Industry Regulatory Authority (“FINRA”) at which time the new trading symbol “MARA” will also become effective.

On March 1, 2013, Mr. Nathaniel Bradley was appointed as the Company’s Chief Technology Officer and President of IP Services. Pursuant to the Employment Agreement between the Company and Mr. Bradley dated March 1, 2013 (“Bradley Employment Agreement”), Mr. Bradley shall serve as the Company’s Chief Technology Officer and President of IP Services for two (2) years. The Bradley Employment Agreement shall be automatically renewed for successive one (1) year periods thereafter. Mr. Bradley shall be entitled to a base salary at an annual rate of $195,000, with such upward adjustments as shall be determined by the Board in its sole discretion. Mr. Bradley shall also be entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board for earning bonuses. Mr. Bradley shall be awarded five (5) year stock options to purchase an aggregate of one million (1,000,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Bradley is still employed by the Company on each such date.

On March 1, 2013, Mr. James Crawford was appointed as the Company’s Chief Operating Officer. Pursuant to the Employment Agreement between the Company and Mr. Crawford dated March 1, 2013 (“Crawford Employment Agreement”), Mr. Crawford shall serve as the Company’s Chief Operating Officer for two (2) years. The Crawford Employment Agreement shall be automatically renewed for successive one (1) year periods thereafter. Mr. Crawford shall be entitled to a base salary at an annual rate of $185,000, with such upward adjustments as shall be determined by the Board in its sole discretion. Mr. Crawford shall also be entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board for earning bonuses. Mr. Crawford shall be awarded five (5) year stock options to purchase an aggregate of five hundred thousand (500,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Crawford is still employed by the Company on each such date.

On March 8, 2013, Mr. Joshua Bleak and Mr. David Rector tendered their resignations as members of the Board of the Company.

On March 8, 2013, the Board appointed Mr. Craig Nard and Mr. William Rosellini to fill the vacancies created by the resignation of Mr. Bleak and Mr. Rector. Pursuant to the Independent Director Agreement between the Company and Mr. Nard and Mr. Rosellini dated March 8, 2013. Each director shall be granted five (5) year stock options to purchase an aggregate of one hundred thousand (100,000) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 8, 2013 as reported by the OTC Bulletin Board. The options shall vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary, and shall be subject to the Company’s stock plan as in effect from time to time, including any clawback and termination provisions therein. The option agreements shall provide for cashless exercise features. Such agreement shall be terminated upon resignation or removal of Mr. Nard and Mr. Rosellini as members of the Board.

In February 2013, the Company sold 2 real estate properties generating revenues of approximately $440,000. The Company intends to sell and dispose its remaining real estate holdings during fiscal 2013.

On March 6, 2013, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Augme Technologies (“Seller”) whereby Seller agreed to sell to the Company certain office equipment, data, documentation, and business information related to the Seller’s business and assign agreements and prospective clients and business opportunities to the Company. In consideration for the assets and assigned agreements, the Company shall pay $10,000 at closing and provide litigation assistance as defined in the Agreement. As additional consideration, the Company also entered into a 2 year Service Agreement (the “Service Agreement”) with the Seller whereby the Seller shall engage the Company to provide consulting services including patent litigation matters, sale, license involving the Seller’s intellectual property and general consulting services to continue the Seller’s business operations.

The Company shall provide certain fixed hours of services per month without additional compensation to the Company pursuant to the Service Agreement. In the event the Seller request for additional hours of the Company’s services, the Seller shall be billed $350 for each additional hour of services provided by the Company. Pursuant to the Agreement, the Company shall also assume certain office lease agreement in connection with an office located in Tucson, Arizona. The term of the office lease is currently set to expire on July 31, 2013 and the base rent of the office lease is $4,774 per month.